Note 4 - Vessels, Net	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
4.	Vessels, net

The amounts in the accompanying consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value
Balance, January 1, 2018	103,039,369	(21,059,733)	81,979,636
- Delivery of M/V “Ekaterini”	23,869,382	-	23,869,382
- Delivery of M/V “Starlight”	10,210,599	-	10,210,599
- Depreciation for the year	-	(5,422,155)	(5,422,155)
Balance, December 31, 2018	137,119,350	(26,481,888)	110,637,462
- Depreciation for the year	-	(6,458,251)	(6,458,251)
- Vessel improvements	1,282,054	-	1,282,054
Balance, December 31, 2019	138,401,404	(32,940,139)	105,461,265

In
December 2016,
Kamsarmax Two Shipping Ltd. took an impairment charge on Hull
No.
YZJ2013
-
1153
(named M/V “Ekaterini”) as it considered it likely at that time that it would exercise its option to terminate the shipbuilding contract without any additional penalty. The Company recognized an impairment of
$3.8
million representing the deposit paid to the shipyard as well as legal and other costs related to the shipbuilding contract. In
March 2017,
the Company decided
not
to exercise the option to terminate the contract but to proceed with the construction of M/V Ekaterini at a total cost of
$23.9
million. M/V “Ekaterini” was delivered to the Company on
May 7, 2018.

On
November 5, 2018,
Light Shipping Ltd. signed a memorandum of agreement to purchase M/V "Starlight" a
75,845
DWT
2004
-built drybulk carrier, for a purchase price plus costs to make the vessel available for use of
$10.2
million. M/V "Starlight" was delivered to the Company on
November 30, 2018.

During the year
2019,
M/V “Starlight” and M/V “Eirini P” installed Water Ballast Treatment systems onboard with a total cost of
$1.3
million. These installations were considered as vessel improvements and were therefore capitalized.

The Company performed the undiscounted cash flow test as of
December 31, 2018
and
2019
for those operating vessels whose carrying values were above their respective market values, and determined that the net book value of its vessels held for use was recoverable.

All the Company’s vessels have been mortgaged as security for the Company’s loans (refer Note
7
).